Related party disclosures	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related party disclosures
26.	Related party disclosures
Key management personnel have been defined as the members of the Executive Committee of Immatics N.V.
Compensation of key management personnel:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Fixed	2,660	1,202	1,088
Variable	886	521	433
Share-based compensation expense	13,841	697	119

Total key management compensation	17,387	2,420	1,640

Fixed and variable key management compensation represent short-term employee benefits.
As of December 31, 2020, and 2019, amounts of €0.0 million and €0.7 million were accrued for key management compensation.
The members of the Supervisory Board of the Group received a fixed fee as well as reimbursed travel expenses.
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Total compensation for the Supervisory Board amounted to €2.7 million in 2020:

(Euros in thousands)	Peter Chambré	Harald F. Stock	Michael G. Atieh	Paul Carter	Heather L. Mason	Adam Stone	Christoph Hettich	Eliot Forster	Total
Supervisory board compensation	140	16	28	26	20	20	20	12	282
Travel expenses	4	—	—	—	—	—	—	—	4
Payment Exit arrangement	2,394	—	—	—	—	—	—	—	2,394
Share-based compensation expense	1,046	—	70	70	70	70	70	40	1,436

Total cash compensation	3,584	16	98	96	90	90	90	52	4,116

Harald F. Stock and Peter Chambré were members of the Supervisory Board of Immatics in 2019 and in 2018. They received a fixed fee as Supervisory Board members and reimbursement for travel expenses.

Total compensation for the Supervisory Board amounted to €0.4 million in 2019:

	Peter Chambré	Harald F. Stock	Total
(Euros in thousands)

Supervisory board fee	300	9	309
Travel expenses	87	20	107

Total	387	29	416

Total compensation for the Supervisory Board amounted to €0.5 million in 2018:

	Peter Chambré	Harald F. Stock	Total
(Euros in thousands)

Supervisory board fee	400	10	410
Travel expenses	52	16	68

Total	452	26	478

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Prior to the ARYA Merger,
Immatics N.V. established the 2020 Incentive Plan. Immatics N.V. granted certain service-based options out of the 2020 Incentive Plan to its management and directors and in addition, performance-based options to its management upon closing of the ARYA Merger. The service-based options will vest based upon satisfaction of a four-year time-based vesting schedule, which provides for 25% vesting on the first anniversary of the vesting commencement date and quarterly vesting thereafter. The performance-based options will vest based both on achievement of certain market capitalization milestones and satisfaction of a four-year time-based vesting schedule, which provides for 25% vesting on the first anniversary of the vesting commencement date and quarterly vesting thereafter. The following options were granted to Immatics’ Managing Director and Supervisory Directors:

	Type of options	Grant date	Number of Options	Strike Price in USD	Expiration date
Managing Director
Harpreet Singh	Performance-based options	June 30, 2020	1,598,000	10	June 30, 2030
Harpreet Singh	Service options	June 30, 2020	168,000	10	June 30, 2030
Harpreet Singh	Matching Stock options	June 30, 2020	264,624	10	June 30, 2030
Harpreet Singh	Converted options	June 30, 2020	30,939	1.06	July 1, 2027
Harpreet Singh	Converted options	June 30, 2020	145,371	1.17	January 1, 2028
Harpreet Singh	Service options	December 17, 2020	168,000	9.70	December 17, 2030
Supervisory Directors
Peter Chambré	Service options	June 30, 2020	25,000	10	June 30, 2030
Peter Chambré	Matching Stock options	June 30, 2020	211,974	10	June 30, 2030
Adam Stone	Service options	June 30, 2020	25,000	10	June 30, 2030
Christoph Hettich	Service options	June 30, 2020	25,000	10	June 30, 2030
Heather L. Mason	Service options	June 30, 2020	25,000	10	June 30, 2030
Michael G. Atieh	Service options	June 30, 2020	25,000	10	June 30, 2030
Paul Carter	Service options	June 30, 2020	25,000	10	June 30, 2030
Eliot Forster	Service options	September 14, 2020	25,000	9.16	September 13, 2030
An additional aggregate of 1,680,000 performance-based options and 539,000 service options to purchase ordinary shares, were granted to other Immatics’ key management personnel, who are members of the Executive Committee but not Directors. Certain key management personnel were also participants in the share-based compensation plans of Immatics
GmbH (2010 Plan and 2016 Plan).
As part of the replacement awards issued in connection with the ARYA Merger (See Note 18), these
key management personnel received cash payments before taxes of €3.4 million, 417,415 converted options in Immatics N.V. and 750,076 matching stock options in Immatics N.V. The cash payments mainly covered wage tax obligations of the employees.
The Group did not enter into transactions with related entities in 2020, 2019 and 2018 other than the mentioned compensation contracts.